Schedule of Outstanding Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Restated
Notional amount of interest rate swap agreements	$ 154,450	$ 848,434
Notional amount of interest rate cap agreements		104,205
Amount of (loss) recognized in OCI on effective portion	(12,050)		(69,908)
Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	237		299
Deferred hedge gain (loss) related to dedesignation, net of amortization	(210)		(893)
Expected reclassification of deferred hedges from AOCI into earnings over the next 12 months	4		1,688
Expected reclassification of current hedges from AOCI into earnings over the next 12 months	(6,259)		(35,348)
Notional amount of interest rate swap agreements	294,203	316,600
Notional amount of interest rate cap agreements	$ 23,400	$ 36,428